Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	$ 219,944,000	$ 248,581,000
Amortization expense for the year	51,595,000	63,098,000	$ 55,080,000
Impairment loss	8,228,000
Intangible assets and goodwill at end of the year	122,854,000	219,944,000	248,581,000
Amortisation expenses included in cost of sales	31,000,000	36,800,000	37,800,000
Amortisation expenses included in research and development expenses	18,800,000	20,500,000	17,200,000
Goodwill
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	3,933,000	3,933,000
Intangible assets and goodwill at end of the year		3,933,000	3,933,000
Other intangible assets
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	216,011,000	244,648,000
Impairment loss	8,200,000	0	0
Intangible assets and goodwill at end of the year	122,854,000	216,011,000	244,648,000
Cost
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	484,431,000	449,970,000	391,177,000
Business combination			12,021,000
Additions	8,749,000	34,461,000	67,936,000
Deconsolidation of subsidiary due to loss of control	(40,509,000)
Expired and disposal			(21,164,000)
Reclassified as held-for-sale	(12,273,000)
Exchange differences	(2,790,000)
Intangible assets and goodwill at end of the year	437,608,000	484,431,000	449,970,000
Cost | Goodwill
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	3,933,000	3,933,000
Business combination			3,933,000
Reclassified as held-for-sale	(3,933,000)
Intangible assets and goodwill at end of the year		3,933,000	3,933,000
Cost | Other intangible assets
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	480,498,000	446,037,000	391,177,000
Business combination			8,088,000
Additions	8,749,000	34,461,000	67,936,000
Deconsolidation of subsidiary due to loss of control	(40,509,000)
Expired and disposal			(21,164,000)
Reclassified as held-for-sale	(8,340,000)
Exchange differences	(2,790,000)
Intangible assets and goodwill at end of the year	437,608,000	480,498,000	446,037,000
Accumulated amortization and impairment
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	(264,487,000)	(201,389,000)	(166,898,000)
Amortization expense for the year	51,595,000	63,098,000	55,080,000
Impairment loss	8,228,000
Deconsolidation of subsidiary due to loss of control	4,748,000
Expired and disposal			20,589,000
Reclassified as held-for-sale	4,061,000
Exchange differences	747,000
Intangible assets and goodwill at end of the year	(314,754,000)	(264,487,000)	(201,389,000)
Accumulated amortization and impairment | Other intangible assets
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	(264,487,000)	(201,389,000)	(166,898,000)
Amortization expense for the year	51,595,000	63,098,000	55,080,000
Impairment loss	8,228,000
Deconsolidation of subsidiary due to loss of control	4,748,000
Expired and disposal			20,589,000
Reclassified as held-for-sale	4,061,000
Exchange differences	747,000
Intangible assets and goodwill at end of the year	$ (314,754,000)	$ (264,487,000)	$ (201,389,000)